Derivatives	12 Months Ended
Oct. 31, 2022
Text [Abstract]
Derivatives
NOTE 11:  DERIVATIVES
(a)
DERIVATIVE PRODUCT TYPES AND RISK EXPOSURES
The majority of the Bank’s derivative contracts are OTC transactions that are bilaterally negotiated between the Bank and the counterparty to the contract. The remainder are exchange-traded contracts transacted through organized and regulated exchanges and consist primarily of options and futures.
The Bank’s derivative transactions relate to trading and
non-trading
activities. The purpose of derivatives held for
non-trading
activities is primarily for managing interest rate, for
e
ign exchange, and equity risk related to the Bank’s funding, lending, investment, and other structural market risk management activities. The Bank’s risk management strategy for these risks is discussed in shaded sections of the “Managing Risk” section of the MD&A.
Where hedge accounting is applied, only specific or a combination of risk components are hedged, including benchmark interest rate, foreign exchange rate, and equity price components. All these risk components are observable in the relevant market environment and the change in the fair value or the variability in cash flows attributable to these risk components can be reliably measured for hedged items. The Bank also enters into derivative transactions to economically hedge certain exposures that do not otherwise qualify for hedge accounting, or where hedge accounting is not considered feasible.
Where the derivatives are in hedge relationships, the main sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:
•	Differences in fixed rates, when contractual coupons of the fixed rate hedged items are designated;
•	Differences in the discounting factors, when hedging derivatives are collateralized;
•	CVA on the hedging derivatives; and
•	Mismatch in critical terms such as tenor and timing of cash flows between hedging instruments and hedged items.
To mitigate a portion of the ineffectiveness, the Bank designates the benchmark risk component of contractual cash flows of hedged items and executes hedging derivatives with high-quality counterparties. The majority of the Bank’s hedging derivatives are collateralized.
Interest Rate Derivatives
Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional amount. This includes interest rate swaps that are transacted and settled through a clearing house which acts as a central counterparty. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional amount. No exchange of principal amount takes place.
Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined
future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional amount. No exchange of principal amount takes place.
Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, either to buy or sell, on a specified future date or series of future dates or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument will have a market price which varies in response to changes in interest rates. In managing the Bank’s interest rate exposure, the Bank acts as both a writer and purchaser of these options. Options are transacted both OTC and through exchanges.
Interest rate futures are standardized contracts transacted on an exchange, with interest bearing instruments as the underlying reference assets. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted on an exchange.
The Bank uses interest rate swaps to hedge its exposure to benchmark interest rate risk by modifying the repricing or maturity characteristics of existing and/or forecast assets and liabilities, including funding and investment activities. These swaps are designated in either fair value hedges against fixed rate assets/liabilities or cash flow hedges against floating rate assets/liabilities. For fair value hedges, the Bank assesses and measures the hedge effectiveness based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item. For cash flow hedges, the Bank uses a hypothetical derivative having terms that identically match the critical terms of the hedged item as the proxy for measuring the change in fair value or cash flows of the hedged item.
Foreign Exchange Derivatives
Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.
Swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a foreign currency is simultaneously purchased in the spot market and sold in the forward market, or vice-versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest cash flows in different currencies over a period of time. These contracts are used to manage currency and/or interest rate exposures.
Foreign exchange futures contracts are similar to foreign exchange forward contracts but differ in that they are in standard currency amounts with standard settlement dates and are transacted on an exchange.
The Bank uses
non-derivative
instruments such as foreign currency deposit liabilities and derivative instruments such as cross-currency swaps and foreign exchange forwards to hedge its foreign currency exposure. These hedging instruments are designated in either net investment hedges or cash flow hedges. For net investment hedges, the Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the translation gains and losses on the net investment in the foreign operation. For cash flow hedges, the Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the change in the cash flows of the foreign currency denominated asset/liability attributable to foreign exchange risk, using the hypothetical derivative method.
Credit Derivatives
The Bank uses credit derivatives such as credit default swaps (CDS) and total return swaps to manage risks in the Bank’s corporate loan portfolio and other cash instruments, as well as managing counterparty credit risk on derivatives. Credit risk is the risk of loss if a borrower or counterparty in a transaction fails to meet its agreed payment obligations. The Bank uses credit derivatives to mitigate industry concentration and borrower-specific exposure as part of the Bank’s portfolio risk management techniques. The credit, legal, and other risks associated with these transactions are controlled through well established procedures. The Bank’s policy is to enter into these transactions with investment grade financial institutions. Credit risk to these counterparties is managed through the same approval, limit, and monitoring processes that is used for all counterparties to which the Bank has credit exposure.
Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS, which include contracts transacted through clearing houses, and total return swaps. In CDS contracts, the CDS purchaser acquires credit protection on a reference asset or group of assets from a writer of CDS in exchange for a premium. The purchaser may pay the agreed premium at inception or over a period of time. The credit protection compensates the purchaser for deterioration in value of the reference asset or group of assets upon the occurrence of certain credit events such as bankruptcy, or changes in specified credit rating or credit index. Settlement may be cash based or physical, requiring the delivery of the reference asset to the CDS writer. In total return swap contracts, one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a reference asset or group of assets, including any returns such as interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event.
Other Derivatives
The Bank also transacts in equity and commodity derivatives in both exchange and OTC markets.
Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock. Th
e
se contracts sometimes include a payment in respect of dividends.
Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks or a single stock at a contracted price. Options are transacted both OTC and through exchanges.
Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.
Equity forwards are OTC contracts in which on
e
 counterparty contracts with another to buy or sell a single stock or stock index, or to settle the contract in cash based on changes in the value of a reference asset, at a future date.
Commodity contracts include commodity forwards, futures, swaps, and options, such as precious metals and energy-related products in both OTC and exchange markets.
The Bank applies hedge accounting on certain equity forwards and/or total return swaps to hedge exposure to equity price risk. These derivatives are designated as cash flow hedges. The Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the change in the cash flows of the hedged item attributable to movement in equity price, using the hypothetical derivative method.

Fair Value of Derivatives
(millions of Canadian dollars)	October 31, 2022		October 31, 2021
	Fair value as at balance sheet date		Fair value as at balance sheet date
	Positive	Negative	Positive	Negative
Derivatives held or issued for trading purposes
Interest rate contracts 1
Forward rate agreements	$359	$57	$37	$68
Swaps	17,535	11,200	7,430	9,450
Options written	–	1,941	–	698
Options purchased	1,840	–	774	–
Total interest rate contracts	19,734	13,198	8,241	10,216
Foreign exchange contracts 1
Forward contracts	1,455	3,625	9	1,849
Swaps	32,931	28,794	16,638	14,947
Cross-currency interest rate swaps	30,242	25,841	16,279	15,061
Options written	–	610	–	238
Options purchased	531	–	172	–
Total foreign exchange contracts	65,159	58,870	33,098	32,095
Credit derivative contracts
Credit default swaps – protection purchased	8	66	1	207
Credit default swaps – protection sold	45	7	67	–
Total credit derivative contracts	53	73	68	207
Other contracts
Equity contracts	3,140	4,702	3,752	6,223
Commodity contracts	3,599	3,439	2,891	1,904
Total other contracts	6,739	8,141	6,643	8,127
Fair value – trading	91,685	80,282	48,050	50,645
Derivatives held or issued for non-trading purposes
Interest rate contracts
Forward rate agreements	4	–	2	1
Swaps	4,126	6,080	2,000	1,465
Options written	–	–	1	1
Options purchased	2	–	38	–
Total interest rate contracts	4,132	6,080	2,041	1,467
Foreign exchange contracts
Forward contracts	2,559	202	1,475	267
Swaps	16	10	5	1
Cross-currency interest rate swaps	4,315	3,320	1,238	2,812
Total foreign exchange contracts	6,890	3,532	2,718	3,080
Credit derivative contracts
Credit default swaps – protection purchased	3	78	2	138
Total credit derivative contracts	3	78	2	138
Other contracts
Equity contracts	1,163	1,161	1,616	1,792
Total other contracts	1,163	1,161	1,616	1,792
Fair value – non-trading	12,188	10,851	6,377	6,477
Total fair value	$103,873	$91,133	$54,427	$57,122
1	The fair values of interest rate futures and foreign exchange futures are immaterial and therefore excluded from this table.
The following table distinguishes derivatives held or issued for non-trading
purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships as at October 31, 2022 and October 31, 2021.

Fair Value of Non-Trading Derivatives 1
(millions of Canadian dollars)										As at
										October 31, 2022
	Derivative Assets								Derivative Liabilities
	Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships		Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships
	Fair value	Cash flow	Net investment		Total	Fair value	Cash flow	Net investment		Total
Derivatives held or issued for non-trading purposes
Interest rate contracts	$1,676	$(95)	$–	$2,551	$4,132	$1,092	$2,572	$–	$2,416	$6,080
Foreign exchange contracts	–	6,310	–	580	6,890	–	3,482	–	50	3,532
Credit derivative contracts	–	–	–	3	3	–	–	–	78	78
Other contracts	–	702	–	461	1,163	–	44	–	1,117	1,161
Fair value – non-trading	$1,676	$6,917	$–	$3,595	$12,188	$1,092	$6,098	$–	$3,661	$10,851

										October 31, 2021
Derivatives held or issued for non-trading purposes
Interest rate contracts	$548	$148	$–	$1,345	$2,041	$346	$213	$–	$908	$1,467
Foreign exchange contracts	–	2,631	–	87	2,718	–	2,887	–	193	3,080
Credit derivative contracts	–	–	–	2	2	–	–	–	138	138
Other contracts	–	927	–	689	1,616	–	–	–	1,792	1,792
Fair value – non-trading	$548	$3,706	$–	$2,123	$6,377	$346	$3,100	$–	$3,031	$6,477

1	Certain derivative assets qualify to be offset with certain derivative liabilities on the Consolidated Balance Sheet. Refer to Note 6 for further details.
Fair Value Hedges
The following table presents the effects of fair value hedges on the Consolidated Balance Sheet and the Consolidated Statement of Income.

Fair Value Hedges
(millions of Canadian dollars)	For the years ended or as at October 31
						2022
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Carrying amounts for hedged items	Accumulated amount of fair value hedge adjustments on hedged items 1 ,2	Accumulated amount of fair value hedge adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities at amortized cost	$(19,268)	$19,346	$78	$85,654	$(14,684)	$(3,102)
Financial assets at fair value through other comprehensive income	(3,236)	3,236	–	40,990	(3,459)	(56)
Loans	(1,843)	1,828	(15)	23,863	(1,270)	23
Total assets	(24,347)	24,410	63	150,507	(19,413)	(3,135)

Liabilities
Interest rate risk
Deposits	11,492	(11,526)	(34)	127,396	(10,532)	(84)
Securitization liabilities at amortized cost	51	(51)	–	1,549	39	–
Subordinated notes and debentures	102	(101)	1	1,230	(110)	(8)
Total liabilities	11,645	(11,678)	(33)	130,175	(10,603)	(92)
Total	$(12,702)	$12,732	$30

						2021
Assets
Interest rate risk
Debt securities at amortized cost	$(2,039)	$2,065	$26	$86,716	$466	$58
Financial assets at fair value through other comprehensive income	(1,952)	1,981	29	47,306	(277)	30
Loans	(1,603)	1,661	58	61,346	(95)	25
Total assets	(5,594)	5,707	113	195,368	94	113

Liabilities
Interest rate risk
Deposits	2,529	(2,569)	(40)	123,765	638	20
Securitization liabilities at amortized cost	20	(20)	–	1,536	147	–
Subordinated notes and debentures	91	(92)	(1)	1,326	(16)	11
Total liabilities	2,640	(2,681)	(41)	126,627	769	31
Total	$(2,954)	$3,026	$72

1
The Bank has portfolios of fixed rate financial assets and liabilities whereby the principal amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.

2	Reported balances represent adjustments to the carrying values of hedged items as included in the “Carrying amounts for hedged items” column in this table.
Cash Flow Hedges and Net Investment Hedges
The following table presents the effects of cash flow hedges and net investment hedges on the Bank’s Consolidated Statement of Income and the Consolidated Statement of Comprehensive Income.

Cash Flow and Net Investment Hedges
(millions of Canadian dollars)	For the years ended October 31
						2022
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Hedging gains (losses) recognized in comprehensive income 1	Amount reclassified from accumulated other comprehensive income (loss) to earnings 1	Net change in other comprehensive income (loss) 1
Cash flow hedges 2
Interest rate risk 3	$8,023	$(8,032)	$(9)	$(7,842)	$512	$(8,354)
Foreign exchange risk 4,5,6	(2,129)	2,123	(6)	1,607	3,477	(1,870)
Equity price risk	(56)	56	–	56	111	(55)
Total cash flow hedges	$5,838	$(5,853)	$(15)	$(6,179)	$4,100	$(10,279)

Net investment hedges	$3,271	$(3,271)	$–	$(3,271)	$68	$(3,339)

						2021
Cash flow hedges 2
Interest rate risk 3	$2,084	$(2,087)	$(3)	$(1,682)	$1,162	$(2,844)
Foreign exchange risk 4,5,6	1,962	(1,962)	–	(2,441)	(2,604)	163
Equity price risk	(952)	952	–	952	836	116
Total cash flow hedges	$3,094	$(3,097)	$(3)	$(3,171)	$(606)	$(2,565)

Net investment hedges	$(2,649)	$2,649	$–	$2,649	$–	$2,649

1	Effects on other comprehensive income are presented on a pre-tax basis.
2	During the years ended October 31, 2022 and October 31, 2021, there were no instances where forecast hedged transactions failed to occur.
3	Hedged items include forecast interest cash flows on loans , deposits, and securitization liabilities.
4	For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
5
Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the above risk category (foreign exchange risk).

6	Hedged items include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.

Reconciliation of Accumulated Other Comprehensive Income (Loss) 1
(millions of Canadian dollars)	For the years ended October 31
	2022
	Accumulated other comprehensive income (loss) at beginning of year	Net changes in other comprehensive income (loss)	Accumulated other comprehensive income (loss) at end of year	Accumulated other comprehensive income (loss) on designated hedges	Accumulated other comprehensive income (loss) on de-designated hedges
Cash flow hedges
Interest rate risk	$2,372	$(8,354)	$(5,982)	$(4,843)	$(1,139)
Foreign exchange risk	123	(1,870)	(1,747)	(1,747)	–
Equity price risk	71	(55)	16	16	–
Total cash flow hedges	$2,566	$(10,279)	$(7,713)	$(6,574)	$(1,139)

Net investment hedges

Foreign translation risk	$(1,177)	$(3,339)	$(4,516)	$(4,516)	$–

	2021
Cash flow hedges
Interest rate risk	$5,216	$(2,844)	$2,372	$(1,063)	$3,435
Foreign exchange risk	(40)	163	123	123	–

Equity price risk	(45)	116	71	71	–
Total cash flow hedges	$5,131	$(2,565)	$2,566	$(869)	$3,435

Net investment hedges

Foreign translation risk	$(3,826)	$2,649	$(1,177)	$(1,177)	$–

1	Presented on a pre-tax basis.
(b) NOTIONAL AMOUNTS
The notional amounts are not recorded as assets or liabilities as they represent the face amount
of the contract to which a rate or
price
is applied to determine the amount of cash flows to be exchanged. Notional amounts do not represent the potential gain or loss associated with the market risk nor are they indicative of the credit risk associated with derivative financial instruments.
The following table discloses the notional amount of OTC and exchange-traded derivatives.

Over-the-Counter and Exchange-Traded Derivatives
(millions of Canadian dollars)	As at
	October 31 2022								October 31 2021
	Trading
	Over-the-Counter 1
	Clearing house	2	Non clearing house	Exchange- traded	Total	Non- trading	3	Total	Total

Notional
Interest rate contracts
Futures	$–		$–	$1,191,392	$1,191,392	$–		$1,191,392	$896,396
Forward rate agreements	525,542		10,788	–	536,330	501		536,831	519,326
Swaps	14,156,659		418,241	–	14,574,900	1,955,639		16,530,539	12,520,674
Options written	–		78,984	117,942	196,926	34		196,960	108,958

Options purchased	–		83,202	125,056	208,258	967		209,225	118,950

Total interest rate contracts	14,682,201		591,215	1,434,390	16,707,806	1,957,141		18,664,947	14,164,304
Foreign exchange contracts
Forward contracts	–		234,747	–	234,747	29,562		264,309	221,596
Swaps	912		1,912,924	–	1,913,836	2,049		1,915,885	2,367,090
Cross-currency interest rate swaps	–		1,099,221	–	1,099,221	104,988		1,204,209	1,039,960
Options written	–		35,501	84	35,585	–		35,585	19,173

Options purchased	–		26,559	10	26,569	–		26,569	16,758

Total foreign exchange contracts	912		3,308,952	94	3,309,958	136,599		3,446,557	3,664,577
Credit derivative contracts
Credit default swaps – protection purchased	9,735		91	–	9,826	3,378		13,204	11,664

Credit default swaps – protection sold	2,843		211	–	3,054	–		3,054	2,963

Total credit derivative contracts	12,578		302	–	12,880	3,378		16,258	14,627
Other contracts
Equity contracts	–		74,652	89,202	163,854	27,620		191,474	215,716

Commodity contracts	363		74,724	60,070	135,157	–		135,157	103,343

Total other contracts	363		149,376	149,272	299,011	27,620		326,631	319,059

Total	$14,696,054		$4,049,845	$1,583,756	$20,329,655	$2,124,738		$22,454,393	$18,162,567

1
Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high-quality and liquid assets such as cash
and high-quality government securities. Acceptable collateral is governed by the Collateralized Trading Policy.

2
Derivatives executed through a central clearing house reduce settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central
clearing house counterparties.

3
Includes $1,772 billion of OTC derivatives that are transacted with clearing houses (October 31, 2021 – $1,442 billion) and $352 billion of OTC derivatives that are transacted with non-clearing
houses (October 31, 2021 – $284 billion). There were no exchange-traded derivatives both as at October 31, 2022 and October 31, 2021.

The following table distinguishes the notional amount of derivatives held or issu
e
d for
non-trading
purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships.

Notional of Non-Trading Derivatives
(millions of Canadian dollars)	As at
	October 31, 2022
	Derivatives in qualifying hedging relationships					Derivatives not in qualifying hedging relationships
Derivatives held or issued for hedging (non-trading) purposes	Fair value	Cash flow	1	Net Investment	1		Total
Interest rate contracts	$324,283	$296,017		$–		$1,336,841	$1,957,141
Foreign exchange contracts	–	123,986		–		12,613	136,599
Credit derivative contracts	–	–		–		3,378	3,378
Other contracts	–	1,793		–		25,827	27,620

Total notional non-trading	$324,283	$421,796		$–		$1,378,659	$2,124,738

	October 31, 2021
Interest rate contracts	$343,266	$196,272		$–		$1,051,364	$1,590,902
Foreign exchange contracts	–	93,518		–		12,234	105,752
Credit derivative contracts	–	–		–		3,563	3,563

Other contracts	–	1,655		–		24,061	25,716

Total notional non-trading	$343,266	$291,445		$–		$1,091,222	$1,725,933

1
Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.

The following table discloses the notional principal amount of OTC derivatives and exchange-traded derivatives based on their contractual terms to maturity.

Derivatives by Remaining Term-to-Maturity
(millions of Canadian dollars)	As at
	October 31 2022				October 31 2021
Notional Principal	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate contracts
Futures	$950,012	$241,380	$–	$1,191,392	$896,396
Forward rate agreements	488,057	46,378	2,396	536,831	519,326
Swaps	5,478,701	7,509,535	3,542,303	16,530,539	12,520,674
Options written	141,333	51,708	3,919	196,960	108,958
Options purchased	150,137	55,030	4,058	209,225	118,950

Total interest rate contracts	7,208,240	7,904,031	3,552,676	18,664,947	14,164,304
Foreign exchange contracts
Forward contracts	249,672	13,572	1,065	264,309	221,596
Swaps	1,871,824	41,663	2,398	1,915,885	2,367,090
Cross-currency interest rate swaps	268,366	668,957	266,886	1,204,209	1,039,960
Options written	31,476	4,109	–	35,585	19,173
Options purchased	23,519	3,050	–	26,569	16,758

Total foreign exchange contracts	2,444,857	731,351	270,349	3,446,557	3,664,577
Credit derivative contracts
Credit default swaps – protection purchased	2,128	3,737	7,339	13,204	11,664
Credit default swaps – protection sold	707	1,471	876	3,054	2,963

Total credit derivative contracts	2,835	5,208	8,215	16,258	14,627
Other contracts
Equity contracts	128,216	62,686	572	191,474	215,716
Commodity contracts	113,086	21,860	211	135,157	103,343

Total other contracts	241,302	84,546	783	326,631	319,059

Total	$9,897,234	$8,725,136	$3,832,023	$22,454,393	$18,162,567
The following table discloses the notional amount and average price of derivative instruments designated in qualifying hedge accounting relationships.

Hedging Instruments by Remaining Term-to-Maturity
(millions of Canadian dollars, except as noted)	As at
	October 31 2022				October 31 2021
Notional	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate risk
Interest rate swaps
Notional – pay fixed	$21,162	$42,159	$112,240	$175,561	$204,788
Average fixed interest rate %	2.96	1.97	2.00
Notional – received fixed	79,947	185,864	25,287	291,098	248,641
Average fixed interest rate %	3.03	2.13	2.35

Total notional – interest rate risk	101,109	228,023	137,527	466,659	453,429
Foreign exchange risk 1
Forward contracts
Notional – USD/CAD	906	5,533	214	6,653	2,880
Average FX forward rate	1.29	1.29	1.30
Notional – EUR/CAD	3,638	9,428	571	13,637	14,072
Average FX forward rate	1.63	1.62	1.54
Notional – other	2	160	–	162	–
Cross-currency swaps 2,3
Notional – USD/CAD	13,875	32,239	6,915	53,029	40,330
Average FX rate	1.31	1.29	1.27
Notional – EUR/CAD	5,052	22,666	4,013	31,731	18,289
Average FX rate	1.53	1.43	1.37
Notional – GBP/CAD	781	3,126	308	4,215	3,298
Average FX rate	1.72	1.64	1.71
Notional – other currency pairs 4	4,580	9,761	220	14,561	14,664

Total notional – foreign exchange risk	28,834	82,913	12,241	123,988	93,533
Equity Price Risk
Notional – equity contracts	1,793	–	–	1,793	1,655

Total notional	$131,736	$310,936	$149,768	$592,440	$548,617

1
Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. Includes $30.5 billion (October 31, 2021 – $32.4 billion) of the carrying value of these non-derivative
hedging instruments designated under net investment hedges.

2
Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the above risk category (foreign exchange risk).

3
Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is $153.6 billion as at October 31, 2022 (October 31, 2021 – $86.1 billion).

4
Includes derivatives executed to manage
non-trading
foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, or when the currency pair is not a significant exposure for the Bank.

Interest Rate Benchmark Reform
The Bank’s hedging r
e
lationships have significant exposure to US LIBOR and CDOR benchmark rates. As a result of IBOR reform, these benchmark rates are subject to discontinuance, or may become illiquid after the adoption of ARRs as established benchmark rates. Judgment may be required in determining whether certain hedging relationships that involve hedging changes in fair value or variability of cash flows attributable to interest rate or foreign exchange risk continue to qualify for hedge accounting.
Impacted hedging relationships will continue to be monitored for each significant benchmark rate subject to ARR transition. As the new ARRs are likely to differ from the prior benchmark rates, new or revised hedging strategies may be required to better align derivative hedging instruments with hedged items. Given ongoing market developments, the assessment of the impact on the Bank’s hedging strategies and its mitigation plans is progressing.
The following table discloses the notional amount of derivative instruments designated in qualifying hedge accounting relationships referencing US LIBOR that have yet to transition to an ARR and mature after June 30, 2023. The table also discloses the notional amount of derivative instruments designated in qualifying hedge accounting relationships referencing GBP LIBOR in the comparative fiscal period that were transitioning to an ARR and were maturing after December 31, 2021.

Derivative Instruments Designated in Qualifying Hedge Accounting Relationships 1
(millions of Canadian dollars)	As at
	October 31, 2022	October 31, 2021
Notional	Hedging derivatives maturing after June 30, 2023 (for US LIBOR) and December 31, 2021 (for GBP LIBOR)
Interest rate risk
Interest rate swaps
US LIBOR	$113,385	$183,399
Foreign exchange risk
Interest rate swaps
US LIBOR	14,694	13,347
GBP LIBOR	n/a	1,694
Cross-currency swaps 2
US LIBOR	20,043	18,288
GBP LIBOR	n/a	1,694

Total	$148,122	$218,422

1	US LIBOR transitioning to SOFR. GBP LIBOR transitioning to Sterling Overnight Index Average (SONIA).
2
Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Both these types of hedges are disclosed under the Foreign exchange risk as the risk category.

The following table discloses the notional amount of derivative instruments designated in qualifying hedge accounting relationships referencing CDOR that have yet to transition to an ARR and mature after June 28, 2024.

Derivative Instruments Designated in Qualifying Hedge Accounting Relationships 1
(millions of Canadian dollars)	As at
	October 31, 2022	July 31, 2022
Notional	Hedging derivatives maturing after June 28, 2024 (for CDOR)
Interest rate risk
Interest rate swaps	$135,732	$124,403
Foreign exchange risk
Interest rate swaps	54,810	49,196
Cross-currency swaps 2	56,335	48,242

Total	$246,877	$221,841

1	CDOR transitioning to CORRA.
2
Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Both these types of hedges are disclosed under the Foreign exchange risk as the risk category.

(c)
DERIVATIVE-RELATED RISKS
Market Risk
Derivatives, in the absence of any compensating upfront cash payments, generally have no market value at inception. They obtain value, positive or negative, as relevant interest rates, foreign exchange rates, equity, commodity or credit prices or indices change, such that the previously contracted terms of the derivative transactions have become more or less favourable than what can be negotiated under current market conditions for contracts with the same terms and the same remaining period to expiry.
The potential for derivatives to increase or decrease in value as a result of the foregoing factors is generally referred to as market risk.
Credit Risk
Credit risk on derivatives, also known as counterparty credit risk, is the risk of a financial loss occurring as a result of the failure of a counterparty to meet its obligation to the Bank.
Derivative-related credit risks are subject to the same credit approval, limit and monitoring standards that are used for managing other transactions that create credit exposure. This includes evaluating the creditworthiness of counterparties, and managing the size, diversification and maturity structure of the portfolios. The Bank actively engages in risk mitigation strategies through the use of multi-product derivative master netting agreements, collateral and other risk mitigation techniques. Master netting agreements reduce risk to the Bank by allowing the Bank to close out and net transactions with counterparties subject to such agreements upon the occurrence of certain events. The current replacement cost and credit equivalent amount shown in the following table are based on the standardized approach for counterparty credit risk. According to this approach, the current replacement cost accounts for the fair value of the positions, posted and received collateral, and master netting agreement clauses. The credit equivalent amount is the sum of the current replacement cost and the potential future exposure, which is calculated by applying factors determined by OSFI to the notional principal amount of the d
e
rivatives. The
risk-weighted
amount is determined by applying the adequate risk weights to the credit equivalent amount.

Credit Exposure of Derivatives
(millions of Canadian dollars)						As at
	October 31, 2022			October 31, 2021
	Current replacement cost	Credit equivalent amount	Risk- weighted amount	Current replacement cost	Credit equivalent amount	Risk- weighted amount
Interest rate contracts
Forward rate agreements	$21	$90	$30	$15	$275	$164
Swaps	7,328	14,424	920	2,117	7,817	1,710
Options written	4	84	18	4	71	18

Options purchased	20	101	40	33	114	31

Total interest rate contracts	7,373	14,699	1,008	2,169	8,277	1,923
Foreign exchange contracts
Forward contracts	1,467	4,446	695	558	2,799	465
Swaps	5,583	19,930	2,265	2,799	18,649	1,975
Cross-currency interest rate swaps	6,372	18,019	1,599	1,490	10,075	1,170
Options written	35	349	183	7	145	52

Options purchased	102	271	135	22	132	64

Total foreign exchange contracts	13,559	43,015	4,877	4,876	31,800	3,726
Other contracts
Credit derivatives	1	449	83	3	426	88
Equity contracts	513	7,456	1,662	252	7,129	1,390

Commodity contracts	1,104	5,101	1,055	1,524	5,176	1,340

Total other contracts	1,618	13,006	2,800	1,779	12,731	2,818
Total derivatives	22,550	70,720	8,685	8,824	52,808	8,467

Qualifying Central Counterparty Contracts	7,468	28,230	941	5,937	20,945	611
Total	$30,018	$98,950	$9,626	$14,761	$73,753	$9,078

Current Replacement Cost of Derivatives
(millions of Canadian dollars, except as noted)								As at
	Canada 1		United States 1		Other international 1		Total
By sector	October 31 2022	October 31 2021	October 31 2022	October 31 2021	October 31 2022	October 31 2021	October 31 2022	October 31 2021
Financial	$5,636	$2,962	$19	$64	$551	$223	$6,206	$3,249
Government	6,185	1,389	66	13	5,388	180	11,639	1,582
Other	1,940	2,202	737	1,228	2,028	563	4,705	3,993
Total current replacement cost	$13,761	$6,553	$822	$1,305	$7,967	$966	$22,550	$8,824

By location of risk					October 31 2022	October 31 2021	October 31 2022 % mix	October 31 2021 % mix

Canada					$4,411	$2,419	19.6%	27.4%

United States					8,036	3,336	35.6	37.8
Other international
United Kingdom					1,224	656	5.4	7.4
Europe – other					4,257	1,243	18.9	14.1
Other					4,622	1,170	20.5	13.3

Total Other international					10,103	3,069	44.8	34.8
Total current replacement cost					$22,550	$8,824	100.0%	100.0%

1	Based on geographic location of unit responsible for recording revenue.
Certain of the Bank’s derivative contracts are governed by master derivative agreements having provisions that may permit the Bank’s counterparties to require, upon the occurrence of a certain contingent event: (1) the posting of collateral or other acceptable remedy such as assignment of the affected contracts to an acceptable counterparty; or (2) settlement of outstanding derivative contracts. Most often, these contingent events are in the form of a downgrade of the senior debt rating of the Bank, either as counterparty or as guarantor of one of the Bank’s subsidiaries. At October 31, 2022, the aggregate net liability position of those contracts would require: (1) the posting of collateral or other acceptable remedy totalling $392 million (October 31, 2021 – $73 million) in the event of a one-notch
or
two-notch
downgrade in the Bank’s senior debt rating; and (2) funding totalling nil (October 31, 2021 – nil) following the termination and settlement of outstanding derivative contracts in the event of a one-notch
or
two-notch
downgrade in the Bank’s senior
debt rating.
Certain of the Bank’s derivative contracts are governed by master derivative agreements having credit support provisions that permit the Bank’s counterparties to call for collateral depending on the net mark-to-market
exposure position of all derivative contracts governed by that master derivative agreement. Some of these agreements may permit the Bank’s counterparties to require, upon the downgrade of the credit rating of the Bank, to post additional collateral. As at October 31, 2022, the fair value of all derivative instruments with credit risk related contingent features in a net liability position was $19 billion (October 31, 2021 – $12 billion). The Bank has posted $18 billion (October 31, 2021 – $15 billion) of collateral for this exposure in the normal course of business. As at October 31, 2022, the impact of a one-notch
downgrade in the Bank’s credit rating would require the Bank to post an additional $174 million (October 31, 2021 – $182 million) of collateral to that posted in the normal course of business. A two-notch
downgrade in the Bank’s credit rating would require the Bank to post an additional $269 million (October 31, 2021 – $266 million) of collateral to that posted in the normal course of business.